Leases - Schedule of Balance Sheet (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet [Abstract]
Current liabilities	$ 89,438	$ 59,821
Non-current liabilities	170,724	90,082
Total liabilities	$ 260,162	$ 149,903	$ 29,615